SCHEDULE OF TRANSLATION OF AMOUNT AT EXCHANGE RATES (Details) - Maius Pharmaceutical Co. Ltd [Member]	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
China, Yuan Renminbi
Exchange rate of balance sheet item	0.071782	0.070074		0.071798
Exchange rate of operations and cash flow items	0.071671	0.071187	0.071234	0.070329
United States of America, Dollars
Exchange rate of balance sheet item	0.01	0.01		0.01
Exchange rate of operations and cash flow items	0.01	0.01	0.01	0.01